AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jan ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.6%
Options on ETF – 99.6%
SPDR S&P 500 ETF Trust	December 2026	$5.05	974	$491,870	$66,307,338
Total Options Purchased – Calls (Cost $65,432,876)				491,870	66,307,338
OPTION PURCHASED – PUTS(b)(c) – 5.1%
Options on ETF – 5.1%
SPDR S&P 500 ETF Trust	December 2026	681.85	974	66,412,190	3,419,958
Total Options Purchased – Puts (Cost $3,648,338)				66,412,190	3,419,958
Total Investments – 104.7% (Cost $69,081,214)					69,727,296
Other assets less liabilities – (4.7)%					(3,105,962)
Net Assets – 100.0%					$66,621,334

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$788.30	974	$982,264	$76,780,420	$(1,102,519)
				$982,264	$76,780,420	$(1,102,519)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$613.73	974	$2,063,230	$59,777,302	$(1,961,422)
				$2,063,230	$59,777,302	$(1,961,422)
TOTAL OPTIONS WRITTEN				$3,045,494	$136,557,722	$(3,063,941)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

1

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jan ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

2

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jan ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer10 Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$66,307,338	$—	$66,307,338
Option Purchased - Puts	—	3,419,958	—	3,419,958
Total Assets	$—	$69,727,296	$—	$69,727,296
Liabilities
Call Options Written	$—	$(1,102,519)	$—	$(1,102,519)
Put Options Written	—	(1,961,422)	—	(1,961,422)
Total Liabilities	$—	$(3,063,941)	$—	$(3,063,941)

3

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Feb ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	January 2027	$5.12	1,446	$740,352	$98,427,774
Total Options Purchased – Calls (Cost $98,433,341)				740,352	98,427,774
OPTION PURCHASED – PUTS(b)(c) – 5.8%
Options on ETF – 5.8%
SPDR S&P 500 ETF Trust	January 2027	691.90	1,446	100,048,740	5,773,878
Total Options Purchased – Puts (Cost $5,779,445)				100,048,740	5,773,878

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Australia & New Zealand Banking Group Ltd., London, 2.980%, 2/02/26(d)	$506,048	506,048
Total Short-Term Investments (Cost $506,048)		506,048
Total Investments – 105.5% (Cost $104,718,834)		104,707,700
Other assets less liabilities – (5.5)%		(5,491,500)
Net Assets – 100.0%		$99,216,200

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$799.02	1,446	$1,485,259	$115,538,292	$(1,490,826)
				$1,485,259	$115,538,292	$(1,490,826)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$622.77	1,446	$3,386,749	$90,052,542	$(3,392,316)
				$3,386,749	$90,052,542	$(3,392,316)
TOTAL OPTIONS WRITTEN				$4,872,008	$205,590,834	$(4,883,142)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

4

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Feb ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

5

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Feb ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer10 Feb ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$98,427,774	$—	$—	$98,427,774
Option Purchased - Puts	5,773,878	—	—	5,773,878
Short-Term Investments
Time Deposits	506,048	—	—	506,048
Total Assets	$104,707,700	$—	$—	$104,707,700
Liabilities
Call Options Written	$(1,490,826)	$—	$—	$(1,490,826)
Put Options Written	(3,392,316)	—	—	(3,392,316)
Total Liabilities	$(4,883,142)	$—	$—	$(4,883,142)

6

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Mar ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 102.7%
Options on ETF – 102.7%
SPDR S&P 500 ETF Trust	February 2026	$4.40	365	$160,600	$25,094,742
Total Options Purchased – Calls (Cost $21,402,059)				160,600	25,094,742
OPTION PURCHASED – PUTS(b)(c) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	February 2026	594.12	365	21,685,380	23,948
Total Options Purchased – Puts (Cost $1,173,868)				21,685,380	23,948

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
JP Morgan Chase & Co., New York, 2.980%, 2/02/26(d)	$162,473	162,473
Total Short-Term Investments (Cost $162,473)		162,473
Total Investments – 103.5% (Cost $22,738,400)		25,281,163
Other assets less liabilities – (3.5)%		(835,487)
Net Assets – 100.0%		$24,445,676

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2026	$682.95	365	$298,647	$24,927,675	$(671,688)
				$298,647	$24,927,675	$(671,688)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2026	$534.76	365	$612,004	$19,518,740	$(9,315)
				$612,004	$19,518,740	$(9,315)
TOTAL OPTIONS WRITTEN				$910,651	$44,446,415	$(681,003)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

7

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Mar ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

8

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Mar ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer10 Mar ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$25,094,742	$—	$25,094,742
Option Purchased - Puts	—	23,948	—	23,948
Short-Term Investments
Time Deposits	162,473	—	—	162,473
Total Assets	$162,473	$25,118,690	$—	$25,281,163
Liabilities
Call Options Written	$—	$(671,688)	$—	$(671,688)
Put Options Written	—	(9,315)	—	(9,315)
Total Liabilities	$—	$(681,003)	$—	$(681,003)

9

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Apr ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 108.5%
Options on ETF – 108.5%
SPDR S&P 500 ETF Trust	March 2026	$4.14	663	$274,482	$45,484,379
Total Options Purchased – Calls (Cost $36,318,373)				274,482	45,484,379
OPTION PURCHASED – PUTS(b)(c) – 0.2%
Options on ETF – 0.2%
SPDR S&P 500 ETF Trust	March 2026	559.33	663	37,083,579	92,648
Total Options Purchased – Puts (Cost $2,214,965)				37,083,579	92,648

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
JP Morgan Chase & Co., New York, 2.980%, 2/02/26(d)	$233,509	233,509
Total Short-Term Investments (Cost $233,509)		233,509
Total Investments – 109.3% (Cost $38,766,847)		45,810,536
Other assets less liabilities – (9.3)%		(3,898,996)
Net Assets – 100.0%		$41,911,540

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2026	$646.10	663	$561,994	$42,836,430	$(3,588,501)
				$561,994	$42,836,430	$(3,588,501)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2026	$503.45	663	$1,178,940	$33,378,735	$(48,174)
				$1,178,940	$33,378,735	$(48,174)
TOTAL OPTIONS WRITTEN				$1,740,934	$76,215,165	$(3,636,675)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

10

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Apr ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

11

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Apr ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer10 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$45,484,379	$—	$45,484,379
Option Purchased - Puts	—	92,648	—	92,648
Short-Term Investments
Time Deposits	233,509	—	—	233,509
Total Assets	$233,509	$45,577,027	$—	$45,810,536
Liabilities
Call Options Written	$—	$(3,588,501)	$—	$(3,588,501)
Put Options Written	—	(48,174)	—	(48,174)
Total Liabilities	$—	$(3,636,675)	$—	$(3,636,675)

12

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 May ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 108.6%
Options on ETF – 108.6%
SPDR S&P 500 ETF Trust	April 2026	$4.10	294	$120,540	$20,172,014
Total Options Purchased – Calls (Cost $16,106,125)				120,540	20,172,014
OPTION PURCHASED – PUTS(b)(c) – 0.4%
Options on ETF – 0.4%
SPDR S&P 500 ETF Trust	April 2026	554.48	294	16,301,712	72,847
Total Options Purchased – Puts (Cost $1,092,615)				16,301,712	72,847

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 2/02/26(d)	$85,660	85,660
Total Short-Term Investments (Cost $85,660)		85,660
Total Investments – 109.5% (Cost $17,284,400)		20,330,521
Other assets less liabilities – (9.5)%		(1,751,850)
Net Assets – 100.0%		$18,578,671

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2026	$651.53	294	$302,265	$19,154,982	$(1,607,915)
				$302,265	$19,154,982	$(1,607,915)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2026	$499.09	294	$621,888	$14,673,246	$(40,992)
				$621,888	$14,673,246	$(40,992)
TOTAL OPTIONS WRITTEN				$924,153	$ 33,828,228	$(1,648,907)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

13

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 May ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

14

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 May ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer10 May ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$20,172,014	$—	$20,172,014
Option Purchased - Puts	—	72,847	—	72,847
Short-Term Investments
Time Deposits	85,660	—	—	85,660
Total Assets	$85,660	$20,244,861	$—	$20,330,521
Liabilities
Call Options Written	$—	$(1,607,915)	$—	$(1,607,915)
Put Options Written	—	(40,992)	—	(40,992)
Total Liabilities	$—	$(1,648,907)	$—	$(1,648,907)

15

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jun ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 105.3%
Options on ETF – 105.3%
SPDR S&P 500 ETF Trust	May 2026	$4.36	295	$128,620	$20,237,746
Total Options Purchased – Calls (Cost $17,215,855)				128,620	20,237,746
OPTION PURCHASED – PUTS(b)(c) – 0.8%
Options on ETF – 0.8%
SPDR S&P 500 ETF Trust	May 2026	589.33	295	17,385,235	160,560
Total Options Purchased – Puts (Cost $986,436)				17,385,235	160,560

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 2/02/26(d)	$78,544	78,544
Total Short-Term Investments (Cost $78,544)		78,544
Total Investments – 106.5% (Cost $18,280,835)		20,476,850
Other assets less liabilities – (6.5)%		(1,251,455)
Net Assets – 100.0%		$19,225,395

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2026	$681.97	295	$274,984	$20,118,115	$(1,058,932)
				$274,984	$20,118,115	$(1,058,932)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2026	$530.45	295	$538,672	$15,648,275	$(82,677)
				$538,672	$15,648,275	$(82,677)
TOTAL OPTIONS WRITTEN				$813,656	$35,766,390	$(1,141,609)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

16

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jun ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

17

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jun ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer10 Jun ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$20,237,746	$—	$20,237,746
Option Purchased - Puts	—	160,560	—	160,560
Short-Term Investments
Time Deposits	78,544	—	—	78,544
Total Assets	$78,544	$20,398,306	$—	$20,476,850
Liabilities
Call Options Written	$—	$(1,058,932)	$—	$(1,058,932)
Put Options Written	—	(82,677)	—	(82,677)
Total Liabilities	$—	$(1,141,609)	$—	$(1,141,609)

18

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jul ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 102.5%
Options on ETF – 102.5%
SPDR S&P 500 ETF Trust	June 2026	$4.57	1,220	$557,540	$83,462,408
Total Options Purchased – Calls (Cost $74,206,802)				557,540	83,462,408
OPTION PURCHASED – PUTS(b)(c) – 1.5%
Options on ETF – 1.5%
SPDR S&P 500 ETF Trust	June 2026	617.79	1,220	75,370,380	1,242,033
Total Options Purchased – Puts (Cost $4,029,656)				75,370,380	1,242,033

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 2/02/26(d)	$287,086	287,086
Total Short-Term Investments (Cost $287,086)		287,086
Total Investments – 104.4% (Cost $78,523,544)		84,991,527
Other assets less liabilities – (4.4)%		(3,516,394)
Net Assets – 100.0%		$81,475,133

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$712.26	1,220	$992,561	$86,895,720	$(2,537,856)
				$992,561	$86,895,720	$(2,537,856)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$556.07	1,220	$2,233,748	$67,840,540	$(623,091)
				$2,233,748	$67,840,540	$(623,091)
TOTAL OPTIONS WRITTEN				$3,226,309	$154,736,260	$(3,160,947)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

19

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jul ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

20

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jul ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer10 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$83,462,408	$—	$83,462,408
Option Purchased - Puts	—	1,242,033	—	1,242,033
Short-Term Investments
Time Deposits	287,086	—	—	287,086
Total Assets	$287,086	$84,704,441	$—	$84,991,527
Liabilities
Call Options Written	$—	$(2,537,856)	$—	$(2,537,856)
Put Options Written	—	(623,091)	—	(623,091)
Total Liabilities	$—	$(3,160,947)	$—	$(3,160,947)

21

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Aug ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 101.7%
Options on ETF – 101.7%
SPDR S&P 500 ETF Trust	July 2026	$4.68	508	$237,744	$34,764,091
Total Options Purchased – Calls (Cost $31,650,191)				237,744	34,764,091
OPTION PURCHASED – PUTS(b)(c) – 2.1%
Options on ETF – 2.1%
SPDR S&P 500 ETF Trust	July 2026	632.02	508	32,106,616	722,320
Total Options Purchased – Puts (Cost $1,601,124)				32,106,616	722,320

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 2/02/26(d)	$88,639	88,639
Total Short-Term Investments (Cost $88,639)		88,639
Total Investments – 104.1% (Cost $33,339,954)		35,575,050
Other assets less liabilities – (4.1)%		(1,392,565)
Net Assets – 100.0%		$34,182,485

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2026	$728.35	508	$440,995	$37,000,180	$(886,455)
				$440,995	$37,000,180	$(886,455)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2026	$568.87	508	$898,395	$28,898,596	$(372,029)
				$898,395	$28,898,596	$(372,029)
TOTAL OPTIONS WRITTEN				$1,339,390	$65,898,776	$(1,258,484)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

22

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Aug ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

23

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Aug ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer10 Aug ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$34,764,091	$—	$34,764,091
Option Purchased - Puts	—	722,320	—	722,320
Short-Term Investments
Time Deposits	88,639	—	—	88,639
Total Assets	$88,639	$35,486,411	$—	$35,575,050
Liabilities
Call Options Written	$—	$(886,455)	$—	$(886,455)
Put Options Written	—	(372,029)	—	(372,029)
Total Liabilities	$—	$(1,258,484)	$—	$(1,258,484)

24

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Sep ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 101.2%
Options on ETF – 101.2%
SPDR S&P 500 ETF Trust	August 2026	$4.77	1,509	$719,793	$103,283,626
Total Options Purchased – Calls (Cost $95,415,637)				719,793	103,283,626
OPTION PURCHASED – PUTS(b)(c) – 2.7%
Options on ETF – 2.7%
SPDR S&P 500 ETF Trust	August 2026	644.99	1,509	97,328,991	2,772,591
Total Options Purchased – Puts (Cost $5,132,854)				97,328,991	2,772,591

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 2/02/26(d)	$222,909	222,909
Total Short-Term Investments (Cost $222,909)		222,909
Total Investments – 104.1% (Cost $100,771,400)		106,279,126
Other assets less liabilities – (4.1)%		(4,244,709)
Net Assets – 100.0%		$102,034,417

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$739.81	1,509	$1,272,591	$111,637,329	$(2,470,248)
				$1,272,591	$111,637,329	$(2,470,248)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$580.55	1,509	$2,866,965	$87,604,995	$(1,465,556)
				$2,866,965	$87,604,995	$(1,465,556)
TOTAL OPTIONS WRITTEN				$4,139,556	$199,242,324	$(3,935,804)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

25

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Sep ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

26

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Sep ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer10 Sep ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$103,283,626	$—	$103,283,626
Option Purchased - Puts	—	2,772,591	—	2,772,591
Short-Term Investments
Time Deposits	222,909	—	—	222,909
Total Assets	$222,909	$106,056,217	$—	$106,279,126
Liabilities
Call Options Written	$—	$(2,470,248)	$—	$(2,470,248)
Put Options Written	—	(1,465,556)	—	(1,465,556)
Total Liabilities	$—	$(3,935,804)	$—	$(3,935,804)

27

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Oct ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.8%
Options on ETF – 99.8%
SPDR S&P 500 ETF Trust	September 2026	$4.93	932	$459,476	$63,618,404
Total Options Purchased – Calls (Cost $61,303,820)				459,476	63,618,404
OPTION PURCHASED – PUTS(b)(c) – 3.7%
Options on ETF – 3.7%
SPDR S&P 500 ETF Trust	September 2026	666.11	932	62,081,452	2,354,288
Total Options Purchased - Puts (Cost $3,316,689)				62,081,452	2,354,288

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Bank of Nova Scotia, Toronto, 2.980%, 2/02/26(d)	$130,896	130,896
Total Short-Term Investments (Cost $130,896)		130,896
Total Investments – 103.7% (Cost $64,751,405)		66,103,588
Other assets less liabilities – (3.7)%		(2,373,115)
Net Assets – 100.0%		$63,730,473

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$765.24	932	$999,716	$71,320,368	$(967,015)
				$999,716	$71,320,368	$(967,015)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$599.56	932	$1,896,869	$55,878,992	$(1,258,638)
				$1,896,869	$55,878,992	$(1,258,638)
TOTAL OPTIONS WRITTEN				$2,896,585	$127,199,360	$(2,225,653)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

28

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Oct ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

29

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Oct ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer10 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$63,618,404	$—	$63,618,404
Option Purchased - Puts	—	2,354,288	—	2,354,288
Short-Term Investments
Time Deposits	130,896	—	—	130,896
Total Assets	$130,896	$65,972,692	$—	$66,103,588
Liabilities
Call Options Written	$—	$(967,015)	$—	$(967,015)
Put Options Written	—	(1,258,638)	—	(1,258,638)
Total Liabilities	$—	$(2,225,653)	$—	$(2,225,653)

30

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Nov ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.0%
Options on ETF – 99.0%
SPDR S&P 500 ETF Trust	October 2026	$5.05	432	$218,160	$29,490,194
Total Options Purchased – Calls (Cost $28,921,174)				218,160	29,490,194
OPTION PURCHASED – PUTS(b)(c) – 4.5%
Options on ETF – 4.5%
SPDR S&P 500 ETF Trust	October 2026	681.99	432	29,461,968	1,343,460
Total Options Purchased – Puts (Cost $1,732,399)				29,461,968	1,343,460

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 2/02/26(d)	$9,943	9,943
Total Short-Term Investments (Cost $9,943)		9,943
Total Investments – 103.5% (Cost $30,663,516)		30,843,597
Other assets less liabilities – (3.5)%		(1,049,111)
Net Assets – 100.0%		$29,794,486

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$796.37	432	$444,872	$34,403,184	$(265,412)
				$444,872	$34,403,184	$(265,412)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$613.85	432	$1,020,448	$26,518,320	$(730,832)
				$1,020,448	$26,518,320	$(730,832)
TOTAL OPTIONS WRITTEN				$1,465,320	$60,921,504	$(996,244)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

31

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Nov ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

32

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Nov ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer10 Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$29,490,194	$—	$29,490,194
Option Purchased - Puts	—	1,343,460	—	1,343,460
Short-Term Investments
Time Deposits	9,943	—	—	9,943
Total Assets	$9,943	$30,833,654	$—	$30,843,597
Liabilities
Call Options Written	$—	$(265,412)	$—	$(265,412)
Put Options Written	—	(730,832)	—	(730,832)
Total Liabilities	$—	$(996,244)	$—	$(996,244)

33

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Dec ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.1%
Options on ETF – 99.1%
SPDR S&P 500 ETF Trust	November 2026	$5.06	1,758	$889,548	$120,029,226
Total Options Purchased – Calls (Cost $118,044,702)				889,548	120,029,226
OPTION PURCHASED – PUTS(b)(c) – 4.8%
Options on ETF – 4.8%
SPDR S&P 500 ETF Trust	November 2026	683.32	1,758	120,127,656	5,864,090
Total Options Purchased – Puts (Cost $6,911,529)				120,127,656	5,864,090

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
JP Morgan Chase & Co., New York, 2.980%, 2/02/26(d)	$123,107	123,107
Total Short-Term Investments (Cost $123,107)		123,107
Total Investments – 104.0% (Cost $125,079,338)		126,016,423
Other assets less liabilities – (4.0)%		(4,828,462)
Net Assets – 100.0%		$121,187,961

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$796.92	1,758	$1,652,859	$140,098,536	$(1,401,302)
				$1,652,859	$140,098,536	$(1,401,302)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$615.05	1,758	$4,002,539	$108,125,790	$(3,277,492)
				$4,002,539	$108,125,790	$(3,277,492)
TOTAL OPTIONS WRITTEN				$5,655,398	$248,224,326	$(4,678,794)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

34

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Dec ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer10 Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

35

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Dec ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer10 Dec ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$120,029,226	$—	$120,029,226
Option Purchased - Puts	—	5,864,090	—	5,864,090
Short-Term Investments
Time Deposits	123,107	—	—	123,107
Total Assets	$123,107	$125,893,316	$—	$126,016,423
Liabilities
Call Options Written	$—	$(1,401,302)	$—	$(1,401,302)
Put Options Written	—	(3,277,492)	—	(3,277,492)
Total Liabilities	$—	$(4,678,794)	$—	$(4,678,794)

36

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jan ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.8%
Options on ETF – 99.8%
SPDR S&P 500 ETF Trust	December 2026	$5.11	4,751	$2,427,761	$323,408,124
Total Options Purchased – Calls (Cost $318,624,801)				2,427,761	323,408,124
OPTION PURCHASED – PUTS(b)(c) – 5.2%
Options on ETF – 5.2%
SPDR S&P 500 ETF Trust	December 2026	681.99	4,751	324,013,449	16,700,763
Total Options Purchased – Puts (Cost $17,995,319)				324,013,449	16,700,763

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 2/02/26(d)	$188,007	188,007
Total Short-Term Investments (Cost $188,007)		188,007
Total Investments – 105.1% (Cost $336,808,127)		340,296,894
Other assets less liabilities – (5.1)%		(16,309,155)
Net Assets – 100.0%		$323,987,739

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$753.32	4,751	$9,299,373	$357,902,332	$(10,731,939)
				$9,299,373	$357,902,332	$(10,731,939)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$545.54	4,751	$5,621,725	$259,186,054	$(5,379,652)
				$5,621,725	$259,186,054	$(5,379,652)
TOTAL OPTIONS WRITTEN				$14,921,098	$617,088,386	$(16,111,591)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

37

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jan ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

38

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jan ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer20 Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$323,408,124	$—	$323,408,124
Option Purchased - Puts	—	16,700,763	—	16,700,763
Short-Term Investments
Time Deposits	188,007	—	—	188,007
Total Assets	$188,007	$340,108,887	$—	$340,296,894
Liabilities
Call Options Written	$—	$(10,731,939)	$—	$(10,731,939)
Put Options Written	—	(5,379,652)	—	(5,379,652)
Total Liabilities	$—	$(16,111,591)	$—	$(16,111,591)

39

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Feb ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	January 2027	$5.19	1,484	$770,196	$101,004,008
Total Options Purchased – Calls (Cost $101,009,722)				770,196	101,004,008
OPTION PURCHASED – PUTS(b)(c) – 5.8%
Options on ETF – 5.8%
SPDR S&P 500 ETF Trust	January 2027	692.04	1,484	102,698,736	5,936,000
Total Options Purchased – Puts (Cost $5,941,713)				102,698,736	5,936,000

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 2/02/26(d)	$706,387	706,387
Total Short-Term Investments (Cost $706,387)		706,387
Total Investments – 105.7% (Cost $107,657,822)		107,646,395
Other assets less liabilities – (5.7)%		(5,807,235)
Net Assets – 100.0%		$101,839,160

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$765.18	1,484	$3,012,743	$113,552,712	$(3,018,456)
				$3,012,743	$113,552,712	$(3,018,456)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$553.58	1,484	$1,996,203	$82,151,272	$(2,001,916)
				$1,996,203	$82,151,272	$(2,001,916)
TOTAL OPTIONS WRITTEN				$5,008,946	$195,703,984	$(5,020,372)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

40

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Feb ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

41

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Feb ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer20 Feb ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$101,004,008	$—	$—	$101,004,008
Option Purchased - Puts	5,936,000	—	—	5,936,000
Short-Term Investments
Time Deposits	706,387	—	—	706,387
Total Assets	$107,646,395	$—	$—	$107,646,395
Liabilities
Call Options Written	$(3,018,456)	$—	$—	$(3,018,456)
Put Options Written	(2,001,916)	—	—	(2,001,916)
Total Liabilities	$(5,020,372)	$—	$—	$(5,020,372)

42

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Mar ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 106.2%
Options on ETF – 106.2%
SPDR S&P 500 ETF Trust	February 2026	$4.46	1,041	$464,286	$71,565,367
Total Options Purchased – Calls (Cost $60,600,959)				464,286	71,565,367
OPTION PURCHASED – PUTS(b)(c) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	February 2026	594.24	1,041	61,860,384	68,456
Total Options Purchased – Puts (Cost $3,681,626)				61,860,384	68,456

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
JP Morgan Chase & Co., New York, 2.980%, 2/02/26(d)	$420,708	420,708
Total Short-Term Investments (Cost $420,708)		420,708
Total Investments – 106.9% (Cost $64,703,293)		72,054,531
Other assets less liabilities – (6.9)%		(4,651,832)
Net Assets – 100.0%		$67,402,699

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2026	$657.52	1,041	$1,339,020	$68,447,832	$(4,128,960)
				$1,339,020	$68,447,832	$(4,128,960)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2026	$475.34	1,041	$987,788	$49,482,894	$(11,961)
				$987,788	$49,482,894	$(11,961)
TOTAL OPTIONS WRITTEN				$2,326,808	$117,930,726	$(4,140,921)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

43

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Mar ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

44

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Mar ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer20 Mar ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$71,565,367	$—	$71,565,367
Option Purchased - Puts	—	68,456	—	68,456
Short-Term Investments
Time Deposits	420,708	—	—	420,708
Total Assets	$420,708	$71,633,823	$—	$72,054,531
Liabilities
Call Options Written	$—	$(4,128,960)	$—	$(4,128,960)
Put Options Written	—	(11,961)	—	(11,961)
Total Liabilities	$—	$(4,140,921)	$—	$(4,140,921)

45

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Apr ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 112.6%
Options on ETF – 112.6%
SPDR S&P 500 ETF Trust	March 2026	$4.20	2,762	$1,160,040	$189,467,510
Total Options Purchased – Calls (Cost $151,797,353)				1,160,040	189,467,510
OPTION PURCHASED – PUTS(b)(c) – 0.2%
Options on ETF – 0.2%
SPDR S&P 500 ETF Trust	March 2026	559.45	2,762	154,520,090	386,570
Total Options Purchased – Puts (Cost $9,128,147)				154,520,090	386,570

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 2/02/26(d)	$948,718	948,718
Total Short-Term Investments (Cost $948,718)		948,718
Total Investments – 113.4% (Cost $161,874,218)		190,802,798
Other assets less liabilities – (13.4)%		(22,515,120)
Net Assets – 100.0%		$168,287,678

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2026	$620.53	2,762	$4,567,036	$171,390,386	$(21,343,825)
				$4,567,036	$171,390,386	$(21,343,825)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2026	$447.51	2,762	$2,472,572	$123,602,262	$(106,447)
				$2,472,572	$123,602,262	$(106,447)
TOTAL OPTIONS WRITTEN				$7,039,608	$294,992,648	$(21,450,272)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

46

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Apr ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

47

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Apr ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer20 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$189,467,510	$—	$189,467,510
Option Purchased - Puts	—	386,570	—	386,570
Short-Term Investments
Time Deposits	948,718	—	—	948,718
Total Assets	$948,718	$189,854,080	$—	$190,802,798
Liabilities
Call Options Written	$—	$(21,343,825)	$—	$(21,343,825)
Put Options Written	—	(106,447)	—	(106,447)
Total Liabilities	$—	$(21,450,272)	$—	$(21,450,272)

48

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 May ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 113.2%
Options on ETF – 113.2%
SPDR S&P 500 ETF Trust	April 2026	$4.16	1,126	$468,416	$77,250,750
Total Options Purchased – Calls (Cost $61,436,260)				468,416	77,250,750
OPTION PURCHASED – PUTS(b)(c) – 0.4%
Options on ETF – 0.4%
SPDR S&P 500 ETF Trust	April 2026	554.60	1,126	62,447,960	279,394
Total Options Purchased – Puts (Cost $4,255,199)				62,447,960	279,394

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 2/02/26(d)	$358,593	358,593
Total Short-Term Investments (Cost $358,593)		358,593
Total Investments – 114.1% (Cost $66,050,052)		77,888,737
Other assets less liabilities – (14.1)%		(9,653,653)
Net Assets – 100.0%		$68,235,084

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2026	$621.08	1,126	$2,225,111	$69,933,608	$(9,153,659)
				$2,225,111	$69,933,608	$(9,153,659)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2026	$443.63	1,126	$1,370,653	$49,952,738	$(93,323)
				$1,370,653	$49,952,738	$(93,323)
TOTAL OPTIONS WRITTEN				$3,595,764	$119,886,346	$(9,246,982)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

49

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 May ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

50

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 May ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer20 May ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$77,250,750	$—	$77,250,750
Option Purchased - Puts	—	279,394	—	279,394
Short-Term Investments
Time Deposits	358,593	—	—	358,593
Total Assets	$358,593	$77,530,144	$—	$77,888,737
Liabilities
Call Options Written	$—	$(9,153,659)	$—	$(9,153,659)
Put Options Written	—	(93,323)	—	(93,323)
Total Liabilities	$—	$(9,246,982)	$—	$(9,246,982)

51

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jun ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 108.5%
Options on ETF – 108.5%
SPDR S&P 500 ETF Trust	May 2026	$4.42	1,022	$451,724	$70,105,735
Total Options Purchased – Calls (Cost $59,454,402)				451,724	70,105,735
OPTION PURCHASED – PUTS(b)(c) – 0.9%
Options on ETF – 0.9%
SPDR S&P 500 ETF Trust	May 2026	589.45	1,022	60,241,790	557,062
Total Options Purchased – Puts (Cost $3,368,023)				60,241,790	557,062

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 2/02/26(d)	$274,004	274,004
Total Short-Term Investments (Cost $274,004)		274,004
Total Investments – 109.8% (Cost $63,096,429)		70,936,801
Other assets less liabilities – (9.8)%		(6,324,541)
Net Assets – 100.0%		$64,612,260

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2026	$654.41	1,022	$1,867,791	$66,880,702	$(5,839,453)
				$1,867,791	$66,880,702	$(5,839,453)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2026	$471.51	1,022	$1,042,413	$48,188,322	$(166,964)
				$1,042,413	$48,188,322	$(166,964)
TOTAL OPTIONS WRITTEN				$2,910,204	$115,069,024	$(6,006,417)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

52

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jun ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

53

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jun ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer20 Jun ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$70,105,735	$—	$70,105,735
Option Purchased - Puts	—	557,062	—	557,062
Short-Term Investments
Time Deposits	274,004	—	—	274,004
Total Assets	$274,004	$70,662,797	$—	$70,936,801
Liabilities
Call Options Written	$—	$(5,839,453)	$—	$(5,839,453)
Put Options Written	—	(166,964)	—	(166,964)
Total Liabilities	$—	$(6,006,417)	$—	$(6,006,417)

54

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jul ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c)– 104.9%
Options on ETF – 104.9%
SPDR S&P 500 ETF Trust	June 2026	$4.63	4,662	$2,158,506	$318,908,352
Total Options Purchased – Calls (Cost $284,460,230)				2,158,506	318,908,352
OPTION PURCHASED – PUTS(b)(c)– 1.6%
Options on ETF – 1.6%
SPDR S&P 500 ETF Trust	June 2026	617.91	4,662	288,069,642	4,752,723
Total Options Purchased – Puts (Cost $15,132,622)				288,069,642	4,752,723

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 2/02/26(d)	$1,042,344	1,042,344
Total Short-Term Investments (Cost $1,042,344)		1,042,344
Total Investments – 106.8% (Cost $300,635,196)		324,703,419
Other assets less liabilities – (6.8)%		(20,739,060)
Net Assets – 100.0%		$303,964,359

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$683.22	4,662	$8,069,954	$318,517,164	$(18,102,779)
				$8,069,954	$318,517,164	$(18,102,779)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$494.28	4,662	$4,600,475	$230,433,336	$(1,304,381)
				$4,600,475	$230,433,336	$(1,304,381)
TOTAL OPTIONS WRITTEN				$12,670,429	$ 548,950,500	$(19,407,160)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

55

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jul ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

56

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jul ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer20 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$318,908,352	$—	$318,908,352
Option Purchased - Puts	—	4,752,723	—	4,752,723
Short-Term Investments
Time Deposits	1,042,344	—	—	1,042,344
Total Assets	$1,042,344	$323,661,075	$—	$324,703,419
Liabilities
Call Options Written	$—	$(18,102,779)	$—	$(18,102,779)
Put Options Written	—	(1,304,381)	—	(1,304,381)
Total Liabilities	$—	$(19,407,160)	$—	$(19,407,160)

57

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Aug ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 103.4%
Options on ETF – 103.4%
SPDR S&P 500 ETF Trust	July 2026	$4.74	2,226	$1,055,124	$152,267,304
Total Options Purchased – Calls (Cost $138,727,048)				1,055,124	152,267,304
OPTION PURCHASED – PUTS(b)(c) – 2.2%
Options on ETF – 2.2%
SPDR S&P 500 ETF Trust	July 2026	632.14	2,226	140,714,364	3,178,728
Total Options Purchased – Puts (Cost $7,191,275)				140,714,364	3,178,728

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Citibank, New York, 2.980%, 2/02/26(d)	$406,279	406,279
Total Short-Term Investments (Cost $406,279)		406,279
Total Investments – 105.9% (Cost $146,324,602)		155,852,311
Other assets less liabilities – (5.9)%		(8,624,681)
Net Assets – 100.0%		$147,227,630

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2026	$700.16	2,226	$3,655,785	$155,855,616	$(7,287,924)
				$3,655,785	$155,855,616	$(7,287,924)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2026	$505.66	2,226	$2,157,276	$112,559,916	$(877,044)
				$2,157,276	$112,559,916	$(877,044)
TOTAL OPTIONS WRITTEN				$5,813,061	$268,415,532	$(8,164,968)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

58

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Aug ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

59

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Aug ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer20 Aug ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$152,267,304	$—	$—	$152,267,304
Option Purchased - Puts	3,178,728	—	—	3,178,728
Short-Term Investments
Time Deposits	406,279	—	—	406,279
Total Assets	$155,852,311	$—	$—	$155,852,311
Liabilities
Call Options Written	$(7,287,924)	$—	$—	$(7,287,924)
Put Options Written	(877,044)	—	—	(877,044)
Total Liabilities	$(8,164,968)	$—	$—	$(8,164,968)

60

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Sep ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 102.6%
Options on ETF – 102.6%
SPDR S&P 500 ETF Trust	August 2026	$4.84	4,155	$2,011,020	$284,360,887
Total Options Purchased – Calls (Cost $263,202,508)				2,011,020	284,360,887
OPTION PURCHASED – PUTS(b)(c) – 2.8%
Options on ETF – 2.8%
SPDR S&P 500 ETF Trust	August 2026	645.11	4,155	268,043,205	7,643,372
Total Options Purchased – Puts (Cost $14,105,898)				268,043,205	7,643,372

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 2/02/26(d)	$727,140	727,140
Total Short-Term Investments (Cost $727,140)		727,140
Total Investments – 105.7% (Cost $278,035,546)		292,731,399
Other assets less liabilities – (5.7)%		(15,664,556)
Net Assets – 100.0%		$277,066,843

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$711.30	4,155	$6,826,437	$295,545,150	$(12,617,821)
				$6,826,437	$295,545,150	$(12,617,821)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$516.04	4,155	$4,298,169	$214,414,620	$(2,179,173)
				$4,298,169	$214,414,620	$(2,179,173)
TOTAL OPTIONS WRITTEN				$11,124,606	$509,959,770	$(14,796,994)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

61

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Sep ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

62

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Sep ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer20 Sep ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$284,360,887	$—	$284,360,887
Option Purchased - Puts	—	7,643,372	—	7,643,372
Short-Term Investments
Time Deposits	727,140	—	—	727,140
Total Assets	$727,140	$292,004,259	$—	$292,731,399
Liabilities
Call Options Written	$—	$(12,617,821)	$—	$(12,617,821)
Put Options Written	—	(2,179,173)	—	(2,179,173)
Total Liabilities	$—	$(14,796,994)	$—	$(14,796,994)

63

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Oct ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c)– 100.6%
Options on ETF – 100.6%
SPDR S&P 500 ETF Trust	September 2026	$5.00	8,001	$4,000,500	$546,095,054
Total Options Purchased – Calls (Cost $526,628,060)				4,000,500	546,095,054
OPTION PURCHASED – PUTS(b)(c)– 3.7%
Options on ETF – 3.7%
SPDR S&P 500 ETF Trust	September 2026	666.25	8,001	533,066,625	20,237,649
Total Options Purchased – Puts (Cost $28,935,166)				533,066,625	20,237,649

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
DBS Bank Ltd., Singapore, 2.980%, 2/02/26(d)	$743,675	743,675
Total Short-Term Investments (Cost $743,675)		743,675
Total Investments – 104.4% (Cost $556,306,901)		567,076,378
Other assets less liabilities – (4.4)%		(23,961,322)
Net Assets – 100.0%		$543,115,056

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$734.73	8,001	$16,425,377	$587,857,473	$(17,000,845)
				$16,425,377	$587,857,473	$(17,000,845)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$532.94	8,001	$9,211,072	$426,405,294	$(5,791,764)
				$9,211,072	$426,405,294	$(5,791,764)
TOTAL OPTIONS WRITTEN				$25,636,449	$1,014,262,767	$(22,792,609)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

64

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Oct ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

65

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Oct ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer20 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$546,095,054	$—	$546,095,054
Option Purchased - Puts	—	20,237,649	—	20,237,649
Short-Term Investments
Time Deposits	743,675	—	—	743,675
Total Assets	$743,675	$566,332,703	$—	$567,076,378
Liabilities
Call Options Written	$—	$(17,000,845)	$—	$(17,000,845)
Put Options Written	—	(5,791,764)	—	(5,791,764)
Total Liabilities	$—	$(22,792,609)	$—	$(22,792,609)

66

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Nov ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c)– 99.0%
Options on ETF – 99.0%
SPDR S&P 500 ETF Trust	October 2026	$5.12	1,360	$696,320	$92,830,322
Total Options Purchased – Calls (Cost $91,145,227)				696,320	92,830,322
OPTION PURCHASED – PUTS(b)(c)– 4.5%
Options on ETF – 4.5%
SPDR S&P 500 ETF Trust	October 2026	682.13	1,360	92,769,680	4,234,741
Total Options Purchased – Puts (Cost $5,468,118)				92,769,680	4,234,741

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 2/02/26(d)	$109,508	109,508
Total Short-Term Investments (Cost $109,508)		109,508
Total Investments – 103.6% (Cost $96,722,853)		97,174,571
Other assets less liabilities – (3.6)%		(3,435,820)
Net Assets – 100.0%		$93,738,751

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$759.54	1,360	$2,698,329	$103,297,440	$(2,027,542)
				$2,698,329	$103,297,440	$(2,027,542)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$545.65	1,360	$1,838,956	$74,208,400	$(1,241,503)
				$1,838,956	$74,208,400	$(1,241,503)
TOTAL OPTIONS WRITTEN				$4,537,285	$ 177,505,840	$(3,269,045)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

67

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Nov ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

68

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Nov ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer20 Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$92,830,322	$—	$92,830,322
Option Purchased - Puts	—	4,234,741	—	4,234,741
Short-Term Investments
Time Deposits	109,508	—	—	109,508
Total Assets	$109,508	$97,065,063	$—	$97,174,571
Liabilities
Call Options Written	$—	$(2,027,542)	$—	$(2,027,542)
Put Options Written	—	(1,241,503)	—	(1,241,503)
Total Liabilities	$—	$(3,269,045)	$—	$(3,269,045)

69

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Dec ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c)– 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	November 2026	$5.13	3,193	$1,638,009	$217,983,747
Total Options Purchased – Calls (Cost $214,370,105)				1,638,009	217,983,747
OPTION PURCHASED – PUTS(b)(c)– 4.9%
Options on ETF – 4.9%
SPDR S&P 500 ETF Trust	November 2026	683.46	3,193	218,228,778	10,663,471
Total Options Purchased – Puts (Cost $12,586,797)				218,228,778	10,663,471

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Corporation, Tokyo, 2.980%, 2/02/26(d)	$210,597	210,597
Total Short-Term Investments (Cost $210,597)		210,597
Total Investments – 104.2% (Cost $227,167,499)		228,857,815
Other assets less liabilities – (4.2)%		(9,181,623)
Net Assets – 100.0%		$219,676,192

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$760.37	3,193	$6,142,828	$242,786,141	$(5,622,681)
				$6,142,828	$242,786,141	$(5,622,681)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$546.71	3,193	$4,090,774	$174,564,503	$(3,288,024)
				$4,090,774	$174,564,503	$(3,288,024)
TOTAL OPTIONS WRITTEN				$10,233,602	$417,350,644	$(8,910,705)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

70

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Dec ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer20 Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

71

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Dec ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer20 Dec ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$217,983,747	$—	$217,983,747
Option Purchased - Puts	—	10,663,471	—	10,663,471
Short-Term Investments
Time Deposits	210,597	—	—	210,597
Total Assets	$210,597	$228,647,218	$—	$228,857,815
Liabilities
Call Options Written	$—	$(5,622,681)	$—	$(5,622,681)
Put Options Written	—	(3,288,024)	—	(3,288,024)
Total Liabilities	$—	$(8,910,705)	$—	$(8,910,705)

72

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 95.9%
Options on ETF – 95.9%
SPDR S&P 500 ETF Trust	December 2026	$30.55	1,163	$3,552,965	$76,320,910
Total Options Purchased – Calls (Cost $75,147,762)				3,552,965	76,320,910
OPTION PURCHASED – PUTS(b)(c) – 6.3%
Options on ETF – 6.3%
SPDR S&P 500 ETF Trust	December 2026	707.36	1,163	82,265,968	5,026,079
Total Options Purchased – Puts (Cost $5,542,957)				82,265,968	5,026,079

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 2/02/26(d)	$20,502	20,502
Total Short-Term Investments (Cost $20,502)		20,502
Total Investments – 102.2% (Cost $80,711,221)		81,367,491
Other assets less liabilities – (2.2)%		(1,806,857)
Net Assets – 100.0%		$79,560,634

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$579.63	1,163	$1,877,778	$67,410,969	$(1,757,026)
				$1,877,778	$67,410,969	$(1,757,026)
TOTAL OPTIONS WRITTEN				$1,877,778	$ 67,410,969	$(1,757,026)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

73

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

74

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$76,320,910	$—	$76,320,910
Option Purchased - Puts	—	5,026,079	—	5,026,079
Short-Term Investments
Time Deposits	20,502	—	—	20,502
Total Assets	$20,502	$81,346,989	$—	$81,367,491
Liabilities
Put Options Written	$—	$(1,757,026)	$—	$(1,757,026)
Total Liabilities	$—	$(1,757,026)	$—	$(1,757,026)

75

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 95.3%
Options on ETF – 95.3%
SPDR S&P 500 ETF Trust	January 2027	$31.48	632	$1,989,536	$41,404,216
Total Options Purchased – Calls (Cost $41,406,649)				1,989,536	41,404,216
OPTION PURCHASED – PUTS(b)(c) – 7.2%
Options on ETF – 7.2%
SPDR S&P 500 ETF Trust	January 2027	718.26	632	45,394,032	3,129,664
Total Options Purchased – Puts (Cost $3,132,097)				45,394,032	3,129,664

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Citibank, New York, 2.980%, 2/02/26(d)	$264,792	264,792
Total Short-Term Investments (Cost $264,792)		264,792
Total Investments – 103.1% (Cost $44,803,538)		44,798,672
Other assets less liabilities – (3.1)%		(1,367,144)
Net Assets – 100.0%		$43,431,528

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$588.17	632	$1,127,583	$37,172,344	$(1,130,016)
				$1,127,583	$37,172,344	$(1,130,016)
TOTAL OPTIONS WRITTEN				$1,127,583	$ 37,172,344	$(1,130,016)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

76

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

77

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$41,404,216	$—	$—	$41,404,216
Option Purchased - Puts	3,129,664	—	—	3,129,664
Short-Term Investments
Time Deposits	264,792	—	—	264,792
Total Assets	$44,798,672	$—	$—	$44,798,672
Liabilities
Put Options Written	$(1,130,016)	$—	$—	$(1,130,016)
Total Liabilities	$(1,130,016)	$—	$—	$(1,130,016)

78

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c)– 100.0%
Options on ETF – 100.0%
SPDR S&P 500 ETF Trust	February 2026	$25.91	390	$1,010,490	$25,978,091
Total Options Purchased – Calls (Cost $22,707,094)				1,010,490	25,978,091
OPTION PURCHASED - PUTS(b)(c) – 0.2%
Options on ETF – 0.2%
SPDR S&P 500 ETF Trust	February 2026	615.63	390	24,009,570	39,620
Total Options Purchased – Puts (Cost $1,423,414)				24,009,570	39,620

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Citibank, New York, 2.980%, 2/02/26(d)	$104,692	104,692
Total Short-Term Investments (Cost $104,692)		104,692
Total Investments – 100.6% (Cost $24,235,200)		26,122,403
Other assets less liabilities – (0.6)%		(144,879)
Net Assets – 100.0%		$25,977,524

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2026	$505.05	390	$396,089	$19,696,950	$(6,509)
				$396,089	$19,696,950	$(6,509)
TOTAL OPTIONS WRITTEN				$396,089	$19,696,950	$(6,509)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

79

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

80

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$25,978,091	$—	$25,978,091
Option Purchased - Puts	—	39,620	—	39,620
Short-Term Investments
Time Deposits	104,692	—	—	104,692
Total Assets	$104,692	$26,017,711	$—	$26,122,403
Liabilities
Put Options Written	$—	$(6,509)	$—	$(6,509)
Total Liabilities	$—	$(6,509)	$—	$(6,509)

81

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.0%
Options on ETF – 100.0%
SPDR S&P 500 ETF Trust	March 2026	$27.41	752	$2,061,232	$49,853,682
Total Options Purchased – Calls (Cost $40,321,948)				2,061,232	49,853,682
OPTION PURCHASED – PUTS(b)(c) – 0.3%
Options on ETF – 0.3%
SPDR S&P 500 ETF Trust	March 2026	582.60	752	43,811,520	145,256
Total Options Purchased – Puts (Cost $2,813,365)				43,811,520	145,256

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 2/02/26(d)	$178,489	178,489
Total Short-Term Investments (Cost $178,489)		178,489
Total Investments – 100.7% (Cost $43,313,802)		50,177,427
Other assets less liabilities – (0.7)%		(315,255)
Net Assets – 100.0%		$49,862,172

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2026	$475.48	752	$904,307	$35,756,096	$(39,924)
				$904,307	$35,756,096	$(39,924)
TOTAL OPTIONS WRITTEN				$904,307	$35,756,096	$(39,924)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

82

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

83

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$49,853,682	$—	$49,853,682
Option Purchased - Puts	—	145,256	—	145,256
Short-Term Investments
Time Deposits	178,489	—	—	178,489
Total Assets	$178,489	$49,998,938	$—	$50,177,427
Liabilities
Put Options Written	$—	$(39,924)	$—	$(39,924)
Total Liabilities	$—	$(39,924)	$—	$(39,924)

84

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.7%
Options on ETF – 99.7%
SPDR S&P 500 ETF Trust	April 2026	$31.28	422	$1,320,016	$27,818,742
Total Options Purchased – Calls (Cost $22,800,184)				1,320,016	27,818,742
OPTION PURCHASED – PUTS(b)(c) – 0.5%
Options on ETF – 0.5%
SPDR S&P 500 ETF Trust	April 2026	581.66	422	24,546,052	146,637
Total Options Purchased – Puts (Cost $1,766,774)				24,546,052	146,637

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Corporation, Tokyo, 2.980%, 2/02/26(d)	$113,625	113,625
Total Short-Term Investments (Cost $113,625)		113,625
Total Investments – 100.6% (Cost $24,680,583)		28,079,004
Other assets less liabilities – (0.6)%		(178,710)
Net Assets – 100.0%		$27,900,294

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2026	$471.36	422	$586,989	$19,891,392	$(45,454)
				$586,989	$19,891,392	$(45,454)
TOTAL OPTIONS WRITTEN				$586,989	$19,891,392	$(45,454)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

85

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

86

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$27,818,742	$—	$27,818,742
Option Purchased - Puts	—	146,637	—	146,637
Short-Term Investments
Time Deposits	113,625	—	—	113,625
Total Assets	$113,625	$27,965,379	$—	$28,079,004
Liabilities
Put Options Written	$—	$(45,454)	$—	$(45,454)
Total Liabilities	$—	$(45,454)	$—	$(45,454)

87

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.3%
Options on ETF – 99.3%
SPDR S&P 500 ETF Trust	May 2026	$27.70	403	$1,116,310	$26,718,642
Total Options Purchased – Calls (Cost $23,175,941)				1,116,310	26,718,642
OPTION PURCHASED – PUTS(b)(c) – 1.1%
Options on ETF – 1.1%
SPDR S&P 500 ETF Trust	May 2026	612.67	403	24,690,601	293,569
Total Options Purchased – Puts (Cost $1,467,915)				24,690,601	293,569

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 2/02/26(d)	$80,094	80,094
Total Short-Term Investments (Cost $80,094)		80,094
Total Investments – 100.7% (Cost $24,723,950)		27,092,305
Other assets less liabilities – (0.7)%		(199,877)
Net Assets – 100.0%		$26,892,428

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2026	$500.98	403	$501,078	$20,189,494	$(85,146)
				$501,078	$20,189,494	$(85,146)
TOTAL OPTIONS WRITTEN				$501,078	$20,189,494	$(85,146)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

88

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

89

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$26,718,642	$—	$26,718,642
Option Purchased - Puts	—	293,569	—	293,569
Short-Term Investments
Time Deposits	80,094	—	—	80,094
Total Assets	$80,094	$27,012,211	$—	$27,092,305
Liabilities
Put Options Written	$—	$(85,146)	$—	$(85,146)
Total Liabilities	$—	$(85,146)	$—	$(85,146)

90

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.6%
Options on ETF – 98.6%
SPDR S&P 500 ETF Trust	June 2026	$27.06	2,112	$5,715,072	$139,813,365
Total Options Purchased – Calls (Cost $127,778,516)				5,715,072	139,813,365
OPTION PURCHASED – PUTS(b)(c) – 2.0%
Options on ETF – 2.0%
SPDR S&P 500 ETF Trust	June 2026	640.28	2,112	135,227,136	2,790,628
Total Options Purchased – Puts (Cost $6,953,377)				135,227,136	2,790,628

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 2/02/26(d)	$413,669	413,669
Total Short-Term Investments (Cost $413,669)		413,669
Total Investments – 100.9% (Cost $135,145,562)		143,017,662
Other assets less liabilities – (0.9)%		(1,293,046)
Net Assets – 100.0%		$141,724,616

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$525.17	2,112	$2,294,954	$110,915,904	$(786,509)
				$2,294,954	$110,915,904	$(786,509)
TOTAL OPTIONS WRITTEN				$2,294,954	$110,915,904	$(786,509)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

91

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

92

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$139,813,365	$—	$139,813,365
Option Purchased - Puts	—	2,790,628	—	2,790,628
Short-Term Investments
Time Deposits	413,669	—	—	413,669
Total Assets	$413,669	$142,603,993	$—	$143,017,662
Liabilities
Put Options Written	$—	$(786,509)	$—	$(786,509)
Total Liabilities	$—	$(786,509)	$—	$(786,509)

93

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.2%
Options on ETF – 98.2%
SPDR S&P 500 ETF Trust	July 2026	$25.60	539	$1,379,840	$35,783,143
Total Options Purchased – Calls (Cost $33,107,990)				1,379,840	35,783,143
OPTION PURCHASED – PUTS(b)(c) – 2.6%
Options on ETF – 2.6%
SPDR S&P 500 ETF Trust	July 2026	652.94	539	35,193,466	958,008
Total Options Purchased – Puts (Cost $1,890,368)				35,193,466	958,008

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 2/02/26(d)	$132,296	132,296
Total Short-Term Investments (Cost $132,296)		132,296
Total Investments – 101.2% (Cost $35,130,654)		36,873,447
Other assets less liabilities – (1.2)%		(412,082)
Net Assets – 100.0%		$36,461,365

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2026	$537.27	539	$640,049	$28,958,853	$(287,923)
				$640,049	$28,958,853	$(287,923)
TOTAL OPTIONS WRITTEN				$640,049	$28,958,853	$(287,923)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

94

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

95

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$35,783,143	$—	$35,783,143
Option Purchased - Puts	—	958,008	—	958,008
Short-Term Investments
Time Deposits	132,296	—	—	132,296
Total Assets	$132,296	$36,741,151	$—	$36,873,447
Liabilities
Put Options Written	$—	$(287,923)	$—	$(287,923)
Total Liabilities	$—	$(287,923)	$—	$(287,923)

96

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 97.7%
Options on ETF – 97.7%
SPDR S&P 500 ETF Trust	August 2026	$27.09	1,941	$5,258,169	$128,618,288
Total Options Purchased – Calls (Cost $120,128,600)				5,258,169	128,618,288
OPTION PURCHASED – PUTS(b)(c) – 3.4%
Options on ETF – 3.4%
SPDR S&P 500 ETF Trust	August 2026	667.30	1,941	129,522,930	4,460,030
Total Options Purchased – Puts (Cost $7,565,739)				129,522,930	4,460,030

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Corporation, Tokyo, 2.980%, 2/02/26(d)	$254,901	254,901
Total Short-Term Investments (Cost $254,901)		254,901
Total Investments – 101.3% (Cost $127,949,240)		133,333,219
Other assets less liabilities – (1.3)%		(1,761,749)
Net Assets – 100.0%		$131,571,470

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$548.29	1,941	$2,583,270	$106,423,089	$(1,376,383)
				$2,583,270	$106,423,089	$(1,376,383)
TOTAL OPTIONS WRITTEN				$2,583,270	$106,423,089	$(1,376,383)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

97

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

98

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$128,618,288	$—	$128,618,288
Option Purchased - Puts	—	4,460,030	—	4,460,030
Short-Term Investments
Time Deposits	254,901	—	—	254,901
Total Assets	$254,901	$133,078,318	$—	$133,333,219
Liabilities
Put Options Written	$—	$(1,376,383)	$—	$(1,376,383)
Total Liabilities	$—	$(1,376,383)	$—	$(1,376,383)

99

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 96.8%
Options on ETF – 96.8%
SPDR S&P 500 ETF Trust	September 2026	$30.18	1,014	$3,060,252	$66,735,852
Total Options Purchased – Calls (Cost $64,346,082)				3,060,252	66,735,852
OPTION PURCHASED – PUTS(b)(c) – 4.7%
Options on ETF – 4.7%
SPDR S&P 500 ETF Trust	September 2026	691.36	1,014	70,103,904	3,256,948
Total Options Purchased – Puts (Cost $4,429,974)				70,103,904	3,256,948

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 2/02/26(d)	$132,151	132,151
Total Short-Term Investments (Cost $132,151)		132,151
Total Investments – 101.7% (Cost $68,908,207)		70,124,951
Other assets less liabilities – (1.7)%		(1,156,016)
Net Assets – 100.0%		$68,968,935

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$566.25	1,014	$1,524,421	$57,417,750	$(998,435)
				$1,524,421	$57,417,750	$(998,435)
TOTAL OPTIONS WRITTEN				$1,524,421	$57,417,750	$(998,435)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

100

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

101

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$66,735,852	$—	$66,735,852
Option Purchased - Puts	—	3,256,948	—	3,256,948
Short-Term Investments
Time Deposits	132,151	—	—	132,151
Total Assets	$132,151	$69,992,800	$—	$70,124,951
Liabilities
Put Options Written	$—	$(998,435)	$—	$(998,435)
Total Liabilities	$—	$(998,435)	$—	$(998,435)

102

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 96.1%
Options on ETF – 96.1%
SPDR S&P 500 ETF Trust	October 2026	$32.19	566	$1,821,954	$37,151,209
Total Options Purchased – Calls (Cost $36,540,198)				1,821,954	37,151,209
OPTION PURCHASED – PUTS(b)(c) – 5.8%
Options on ETF – 5.8%
SPDR S&P 500 ETF Trust	October 2026	709.14	566	40,137,324	2,256,416
Total Options Purchased – Puts (Cost $2,768,114)				40,137,324	2,256,416

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Bank of Nova Scotia, Toronto, 2.980%, 2/02/26(d)	$42,953	42,953
Total Short-Term Investments (Cost $42,953)		42,953
Total Investments – 102.0% (Cost $39,351,265)		39,450,578
Other assets less liabilities – (2.0)%		(771,897)
Net Assets – 100.0%		$38,678,681

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$579.75	566	$1,003,392	$32,813,850	$(703,187)
				$1,003,392	$32,813,850	$(703,187)
TOTAL OPTIONS WRITTEN				$1,003,392	$32,813,850	$(703,187)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

103

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

104

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$37,151,209	$—	$37,151,209
Option Purchased - Puts	—	2,256,416	—	2,256,416
Short-Term Investments
Time Deposits	42,953	—	—	42,953
Total Assets	$42,953	$39,407,625	$—	$39,450,578
Liabilities
Put Options Written	$—	$(703,187)	$—	$(703,187)
Total Liabilities	$—	$(703,187)	$—	$(703,187)

105

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 95.9%
Options on ETF – 95.9%
SPDR S&P 500 ETF Trust	November 2026	$32.32	4,158	$13,438,656	$272,940,309
Total Options Purchased – Calls (Cost $268,819,269)				13,438,656	272,940,309
OPTION PURCHASED – PUTS(b)(c) – 6.2%
Options on ETF – 6.2%
SPDR S&P 500 ETF Trust	November 2026	710.59	4,158	295,463,322	17,539,567
Total Options Purchased – Puts (Cost $20,553,398)				295,463,322	17,539,567

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 2/02/26(d)	$219,188	219,188
Total Short-Term Investments (Cost $219,188)		219,188
Total Investments – 102.2% (Cost $289,591,855)		290,699,064
Other assets less liabilities – (2.2)%		(6,122,013)
Net Assets – 100.0%		$284,577,051

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$580.88	4,158	$7,220,578	$241,529,904	$(5,767,271)
				$7,220,578	$241,529,904	$(5,767,271)
TOTAL OPTIONS WRITTEN				$7,220,578	$241,529,904	$(5,767,271)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

106

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

107

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$272,940,309	$—	$272,940,309
Option Purchased - Puts	—	17,539,567	—	17,539,567
Short-Term Investments
Time Deposits	219,188	—	—	219,188
Total Assets	$219,188	$290,479,876	$—	$290,699,064
Liabilities
Put Options Written	$—	$(5,767,271)	$—	$(5,767,271)
Total Liabilities	$—	$(5,767,271)	$—	$(5,767,271)

108

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 Uncapped Jan ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 95.3%
Options on ETF – 95.3%
iShares MSCI EAFE ETF	December 2026	$3.27	499	$163,173	$4,757,965
Total Options Purchased – Calls (Cost $4,759,137)				163,173	4,757,965
OPTION PURCHASED – PUTS(b)(c) – 6.3%
Options on ETF – 6.3%
iShares MSCI EAFE ETF	December 2026	103.26	499	5,152,674	316,366
Total Options Purchased – Puts (Cost $317,539)				5,152,674	316,366
Total Investments – 101.6% (Cost $5,076,676)					5,074,331
Other assets less liabilities – (1.6)%					(77,849)
Net Assets – 100.0%					$4,996,482

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares MSCI EAFE ETF	December 2026	$85.63	499	$84,156	$4,272,937	$(85,329)
				$84,156	$4,272,937	$(85,329)
TOTAL OPTIONS WRITTEN				$84,156	$4,272,937	$(85,329)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

109

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 Uncapped Jan ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM International Equity Buffer15 Uncapped Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

110

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 Uncapped Jan ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM International Equity Buffer15 Uncapped Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$4,757,965	$—	$—	$4,757,965
Option Purchased - Puts	316,366	—	—	316,366
Total Assets	$5,074,331	$—	$—	$5,074,331
Liabilities
Put Options Written	$(85,329)	$—	$—	$(85,329)
Total Liabilities	$(85,329)	$—	$—	$(85,329)

111

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.7%
Options on ETF – 99.7%
SPDR S&P 500 ETF Trust	June 2026	$5.05	2,229	$1,125,645	$152,384,694
Total Options Purchased – Calls (Cost $150,290,032)				1,125,645	152,384,694
OPTION PURCHASED – PUTS(b)(c) – 3.2%
Options on ETF – 3.2%
SPDR S&P 500 ETF Trust	June 2026	681.85	2,229	151,984,365	4,882,067
Total Options Purchased – Puts (Cost $5,604,085)				151,984,365	4,882,067

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Corporation, Tokyo, 2.980%, 2/02/26(d)	$660,826	660,826
Total Short-Term Investments (Cost $660,826)		660,826
Total Investments – 103.3% (Cost $156,554,943)		157,927,587
Other assets less liabilities – (3.3)%		(5,111,035)
Net Assets – 100.0%		$152,816,552

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$729.59	2,229	$2,501,063	$162,625,611	$(2,850,624)
				$2,501,063	$162,625,611	$(2,850,624)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$613.73	2,229	$2,416,427	$136,800,417	$(2,165,830)
				$2,416,427	$136,800,417	$(2,165,830)
TOTAL OPTIONS WRITTEN				$4,917,490	$299,426,028	$(5,016,454)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

112

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

113

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$152,384,694	$—	$152,384,694
Option Purchased - Puts	—	4,882,067	—	4,882,067
Short-Term Investments
Time Deposits	660,826	—	—	660,826
Total Assets	$660,826	$157,266,761	$—	$157,927,587
Liabilities
Call Options Written	$—	$(2,850,624)	$—	$(2,850,624)
Put Options Written	—	(2,165,830)	—	(2,165,830)
Total Liabilities	$—	$(5,016,454)	$—	$(5,016,454)

114

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	July 2026	$5.12	621	$317,952	$42,460,254
Total Options Purchased – Calls (Cost $42,462,645)				317,952	42,460,254
OPTION PURCHASED – PUTS(b)(c) – 4.0%
Options on ETF – 4.0%
SPDR S&P 500 ETF Trust	July 2026	691.90	621	42,966,990	1,714,581
Total Options Purchased – Puts (Cost $1,716,972)				42,966,990	1,714,581

	Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 2/02/26(d)	$349,936	349,936
Total Short-Term Investments (Cost $349,936)		349,936
Total Investments – 104.0% (Cost $44,529,553)		44,524,771
Other assets less liabilities – (4.0)%		(1,735,017)
Net Assets – 100.0%		$42,789,754

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2026	$743.52	621	$719,832	$46,172,592	$(722,223)
				$719,832	$46,172,592	$(722,223)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2026	$622.77	621	$801,183	$38,674,017	$(803,574)
				$801,183	$38,674,017	$(803,574)
TOTAL OPTIONS WRITTEN				$1,521,015	$84,846,609	$(1,525,797)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

115

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

116

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$42,460,254	$—	$—	$42,460,254
Option Purchased - Puts	1,714,581	—	—	1,714,581
Short-Term Investments
Time Deposits	349,936	—	—	349,936
Total Assets	$44,524,771	$—	$—	$44,524,771
Liabilities
Call Options Written	$(722,223)	$—	$—	$(722,223)
Put Options Written	(803,574)	—	—	(803,574)
Total Liabilities	$(1,525,797)	$—	$—	$(1,525,797)

117

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 101.3%
Options on ETF – 101.3%
SPDR S&P 500 ETF Trust	February 2026	$4.77	716	$341,532	$49,200,591
Total Options Purchased - Calls (Cost $45,971,205)				341,532	49,200,591
OPTION PURCHASED – PUTS(b)(c) – 0.3%
Options on ETF – 0.3%
SPDR S&P 500 ETF Trust	February 2026	644.99	716	46,181,284	156,253
Total Options Purchased - Puts (Cost $1,726,885)				46,181,284	156,253

	Principal
SHORT-TERM INVESTMENTS – 1.5%
Time Deposits – 1.5%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 2/02/26(d)	$707,971	707,971
Total Short-Term Investments (Cost $707,971)		707,971
Total Investments – 103.1% (Cost $48,406,061)		50,064,815
Other assets less liabilities – (3.1)%		(1,494,846)
Net Assets – 100.0%		$48,569,969

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2026	$691.19	716	$568,611	$49,489,204	$(900,492)
				$568,611	$49,489,204	$(900,492)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2026	$580.55	716	$675,782	$41,567,380	$(37,082)
				$675,782	$41,567,380	$(37,082)
TOTAL OPTIONS WRITTEN				$1,244,393	$91,056,584	$(937,574)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

118

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

119

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$49,200,591	$—	$49,200,591
Option Purchased - Puts	—	156,253	—	156,253
Short-Term Investments
Time Deposits	707,971	—	—	707,971
Total Assets	$707,971	$49,356,844	$—	$50,064,815
Liabilities
Call Options Written	$—	$(900,492)	$—	$(3,743,493)
Put Options Written	—	(37,082)	—	(1,495,797)
Total Liabilities	$—	$(937,574)	$—	$(937,574)

120

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.6%
Options on ETF – 99.6%
SPDR S&P 500 ETF Trust	March 2026	$4.93	5,927	$2,922,011	$406,151,350
Total Options Purchased – Calls (Cost $395,120,349)				2,922,011	406,151,350
OPTION PURCHASED – PUTS(b)(c) – 1.3%
Options on ETF – 1.3%
SPDR S&P 500 ETF Trust	March 2026	666.11	5,927	394,803,397	5,198,868
Total Options Purchased – Puts (Cost $13,069,403)				394,803,397	5,198,868

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 2/02/26(d)	$1,727,152	1,727,152
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 2/02/26(d)	458,119	458,119
Total Short-Term Investments (Cost $2,185,271)		2,185,271
Total Investments – 101.4% (Cost $410,375,023)		413,535,489
Other assets less liabilities – (1.4)%		(6,047,744)
Net Assets – 100.0%		$407,487,745

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2026	$714.28	5,927	$7,631,826	$423,353,756	$(3,743,493)
				$7,631,826	$423,353,756	$(3,743,493)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2026	$599.56	5,927	$5,705,075	$355,359,212	$(1,495,797)
				$5,705,075	$355,359,212	$(1,495,797)
TOTAL OPTIONS WRITTEN				$13,336,901	$778,712,968	$(5,239,290)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

121

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

122

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$406,151,350	$—	$406,151,350
Option Purchased - Puts	—	5,198,868	—	5,198,868
Short-Term Investments
Time Deposits	2,185,271	—	—	2,185,271
Total Assets	$2,185,271	$411,350,218	$—	$413,535,489
Liabilities
Call Options Written	$—	$(3,743,493)	$—	$(3,743,493)
Put Options Written	—	(1,495,797)	—	(1,495,797)
Total Liabilities	$—	$(5,239,290)	$—	$(5,239,290)

123

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.7%
Options on ETF – 98.7%
SPDR S&P 500 ETF Trust	April 2026	$5.05	775	$391,375	$53,101,629
Total Options Purchased – Calls (Cost $51,723,360)				391,375	53,101,629
OPTION PURCHASED – PUTS(b)(c) – 2.3%
Options on ETF – 2.3%
SPDR S&P 500 ETF Trust	April 2026	681.99	775	52,854,225	1,222,477
Total Options Purchased – Puts (Cost $2,270,602)				52,854,225	1,222,477

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 2/02/26(d)	$289,198	289,198
Total Short-Term Investments (Cost $289,198)		289,198
Total Investments – 101.5% (Cost $54,283,160)		54,613,304
Other assets less liabilities – (1.5)%		(822,837)
Net Assets – 100.0%		$53,790,467

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2026	$736.88	775	$692,463	$57,108,200	$(310,488)
				$692,463	$57,108,200	$(310,488)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2026	$613.85	775	$1,026,550	$47,573,375	$(421,352)
				$1,026,550	$47,573,375	$(421,352)
TOTAL OPTIONS WRITTEN				$1,719,013	$104,681,575	$(731,840)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

124

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

125

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$53,101,629	$—	$53,101,629
Option Purchased - Puts	—	1,222,477	—	1,222,477
Short-Term Investments
Time Deposits	289,198	—	—	289,198
Total Assets	$289,198	$54,324,106	$—	$54,613,304
Liabilities
Call Options Written	$—	$(310,488)	$—	$(310,488)
Put Options Written	—	(421,352)	—	(421,352)
Total Liabilities	$—	$(731,840)	$—	$(731,840)

126

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.0%
Options on ETF – 99.0%
SPDR S&P 500 ETF Trust	May 2026	$5.06	516	$261,096	$35,363,260
Total Options Purchased – Calls (Cost $34,795,643)				261,096	35,363,260
OPTION PURCHASED – PUTS(b)(c) – 2.7%
Options on ETF – 2.7%
SPDR S&P 500 ETF Trust	May 2026	683.32	516	35,259,312	975,168
Total Options Purchased – Puts (Cost $1,384,520)				35,259,312	975,168

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 2/02/26(d)	$189,985	189,985
Total Short-Term Investments (Cost $189,985)		189,985
Total Investments – 102.2% (Cost $36,370,148)		36,528,413
Other assets less liabilities – (2.2)%		(793,961)
Net Assets – 100.0%		$35,734,452

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2026	$737.39	516	$531,624	$38,049,324	$(360,798)
				$531,624	$38,049,324	$(360,798)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2026	$615.05	516	$628,795	$31,736,580	$(387,439)
				$628,795	$31,736,580	$(387,439)
TOTAL OPTIONS WRITTEN				$1,160,419	$69,785,904	$(748,237)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

127

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

128

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$35,363,260	$—	$35,363,260
Option Purchased - Puts	—	975,168	—	975,168
Short-Term Investments
Time Deposits	189,985	—	—	189,985
Total Assets	$189,985	$36,338,428	$—	$36,528,413
Liabilities
Call Options Written	$—	$(360,798)	$—	$(360,798)
Put Options Written	—	(387,439)	—	(387,439)
Total Liabilities	$—	$(748,237)	$—	$(748,237)

129

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.6%
Options on ETF – 99.6%
SPDR S&P 500 ETF Trust	June 2026	$5.18	141	$73,038	$9,637,605
Total Options Purchased – Calls (Cost $9,511,509)				73,038	9,637,605
OPTION PURCHASED – PUTS(b)(c) – 2.1%
Options on ETF – 2.1%
SPDR S&P 500 ETF Trust	June 2026	647.82	141	9,134,262	203,601
Total Options Purchased – Puts (Cost $230,928)				9,134,262	203,601

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Citibank, New York, 2.980%, 2/02/26(d)	$61,155	61,155
Total Short-Term Investments (Cost $61,155)		61,155
Total Investments – 102.3% (Cost $9,803,592)		9,902,361
Other assets less liabilities – (2.3)%		(225,092)
Net Assets – 100.0%		$9,677,269

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$722.97	141	$191,415	$10,193,877	$(219,496)
				$191,415	$10,193,877	$(219,496)
TOTAL OPTIONS WRITTEN				$191,415	$10,193,877	$(219,496)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

130

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

131

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$9,637,605	$—	$9,637,605
Option Purchased - Puts	—	203,601	—	203,601
Short-Term Investments
Time Deposits	61,155	—	—	61,155
Total Assets	$61,155	$9,841,206	$—	$9,902,361
Liabilities
Call Options Written	$—	$(219,496)	$—	$(219,496)
Total Liabilities	$—	$(219,496)	$—	$(219,496)

132

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.3%
Options on ETF – 100.3%
SPDR S&P 500 ETF Trust	March 2026	$5.06	147	$74,382	$10,071,371
Total Options Purchased – Calls (Cost $9,685,813)				74,382	10,071,371
OPTION PURCHASED – PUTS(b)(c) – 0.7%
Options on ETF – 0.7%
SPDR S&P 500 ETF Trust	March 2026	632.87	147	9,303,189	67,200
Total Options Purchased – Puts (Cost $242,381)				9,303,189	67,200

	Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Sumitomo Corporation, Tokyo, 2.980%, 2/02/26(d)	$76,392	76,392
Total Short-Term Investments (Cost $76,392)		76,392
Total Investments – 101.8% (Cost $10,004,586)		10,214,963
Other assets less liabilities – (1.8)%		(173,787)
Net Assets – 100.0%		$10,041,176

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2026	$705.82	147	$205,344	$10,375,554	$(145,836)
				$205,344	$10,375,554	$(145,836)
TOTAL OPTIONS WRITTEN				$205,344	$10,375,554	$(145,836)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

133

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

134

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$10,071,371	$—	$10,071,371
Option Purchased - Puts	—	67,200	—	67,200
Short-Term Investments
Time Deposits	76,392	—	—	76,392
Total Assets	$76,392	$10,138,571	$—	$10,214,963
Liabilities
Call Options Written	$—	$(145,836)	$—	$(145,836)
Total Liabilities	$—	$(145,836)	$—	$(145,836)

135

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.0%
Options on ETF – 100.0%
SPDR S&P 500 ETF Trust	March 2026	$5.11	404	$206,444	$27,677,143
Total Options Purchased – Calls (Cost $27,325,353)				206,444	27,677,143
OPTION PURCHASED – PUTS(b)(c) – 1.8%
Options on ETF – 1.8%
SPDR S&P 500 ETF Trust	March 2026	681.85	404	27,546,740	493,038
Total Options Purchased – Puts (Cost $652,699)				27,546,740	493,038

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 2/02/26(d)	$157,046	157,046
Total Short-Term Investments (Cost $157,046)		157,046
Total Investments – 102.4% (Cost $28,135,098)		28,327,227
Other assets less liabilities – (2.4)%		(657,067)
Net Assets – 100.0%		$27,670,160

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2026	$698.15	404	$508,336	$28,205,260	$(568,343)
				$508,336	$28,205,260	$(568,343)

PUT OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2026	$579.63	404	$104,399	$23,417,052	$(74,675)
				$104,399	$23,417,052	$(74,675)
TOTAL OPTIONS WRITTEN				$612,735	$ 51,622,312	$(643,018)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

136

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

137

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer15 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$27,677,143	$—	$27,677,143
Option Purchased - Puts	—	493,038	—	493,038
Short-Term Investments
Time Deposits	157,046	—	—	157,046
Total Assets	$157,046	$28,170,181	$—	$28,327,227
Liabilities
Call Options Written	$—	$(568,343)	$—	$(568,343)
Put Options Written	—	(74,675)	—	(74,675)
Total Liabilities	$—	$(643,018)	$—	$(643,018)

138

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer100 Protection ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.2%
Options on ETF – 100.2%
SPDR S&P 500 ETF Trust	March 2026	$5.05	405	$204,525	$27,748,057
Total Options Purchased – Calls (Cost $27,399,588)				204,525	27,748,057
OPTION PURCHASED – PUTS(b)(c) – 1.8%
Options on ETF – 1.8%
SPDR S&P 500 ETF Trust	March 2026	681.92	405	27,617,760	495,003
Total Options Purchased – Puts (Cost $657,845)				27,617,760	495,003

	Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Citibank, New York, 2.980%, 2/02/26(d)	$229,642	229,642
Total Short-Term Investments (Cost $229,642)		229,642
Total Investments – 102.8% (Cost $28,287,075)		28,472,702
Other assets less liabilities – (2.8)%		(773,158)
Net Assets – 100.0%		$27,699,544

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2026
CALL OPTIONS WRITTEN(b)
Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2026	$681.92	305	$683,282	$20,798,560	$(758,596)
				$683,282	$20,798,560	$(758,596)
TOTAL OPTIONS WRITTEN				$683,282	$20,798,560	$(758,596)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

139

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer100 Protection ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer100 Protection ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

140

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer100 Protection ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM U.S. Equity Buffer100 Protection ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$27,748,057	$—	$27,748,057
Option Purchased - Puts	—	495,003	—	495,003
Short-Term Investments
Time Deposits	229,642	—	—	229,642
Total Assets	$229,642	$28,243,060	$—	$28,472,702
Liabilities
Call Options Written	$—	$(758,596)	$—	$(758,596)
Total Liabilities	$—	$(758,596)	$—	$(758,596)

141

AIM ETF PRODUCTS TRUST
AllianzIM Buffer20 Allocation ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 100.0%(a)(b)
AllianzIM U.S. Equity Buffer20 Dec ETF	125,876	$4,304,960
AllianzIM U.S. Equity Buffer20 Jul ETF	109,053	4,289,054
AllianzIM U.S. Equity Buffer20 Aug ETF	130,820	4,279,122
AllianzIM U.S. Equity Buffer20 Jun ETF	127,177	4,267,933
AllianzIM U.S. Equity Buffer20 Feb ETF	124,515	4,266,506
AllianzIM U.S. Equity Buffer20 Sep ETF	132,642	4,258,379
AllianzIM U.S. Equity Buffer20 Mar ETF	123,183	4,257,586
AllianzIM U.S. Equity Buffer20 Jan ETF	114,207	4,252,578
AllianzIM U.S. Equity Buffer20 Oct ETF	108,010	4,238,312
AllianzIM U.S. Equity Buffer20 Nov ETF	124,158	4,230,560
AllianzIM U.S. Equity Buffer20 May ETF	125,189	4,219,908
AllianzIM U.S. Equity Buffer20 Apr ETF	118,259	4,141,430
Total Affiliated Exchange-Traded Funds (Cost $47,263,131)		51,006,328

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 2/02/26(c)	$9,092	9,092
Total Short-Term Investments (Cost $9,092)		9,092
Total Investments – 100.0% (Cost $47,272,223)		51,015,420
Other assets less liabilities – 0.0%*		(2,071)
Net Assets – 100.0%		$51,013,349

*	Rounds to less than 0.05%.
(a)	Affiliated investment.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

142

AIM ETF PRODUCTS TRUST
AllianzIM Buffer20 Allocation ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM Buffer20 Allocation ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

143

AIM ETF PRODUCTS TRUST
AllianzIM Buffer20 Allocation ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM Buffer20 Allocation ETF
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$51,006,328	$—	$—	$51,006,328
Short-Term Investments
Time Deposits	9,092	—	—	9,092
Total Assets	$51,015,420	$—	$—	$51,015,420

Investments in issuers considered to be affiliates of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Company	Value as of October 31, 2025	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of January 31, 2026	Dividend Income	Shares as of January 31, 2026
AllianzIM U.S. Equity Buffer20 Dec ETF	$3,471,514	$738,714	$ —	$ —	$94,732	$4,304,960	$ —	125,876
AllianzIM U.S. Equity Buffer20 Jul ETF	3,477,693	739,189	—	—	72,172	4,289,054	—	109,053
AllianzIM U.S. Equity Buffer20 Aug ETF	3,470,297	739,044	—	—	69,781	4,279,122	—	130,820
AllianzIM U.S. Equity Buffer20 Jun ETF	3,461,217	739,020	—	—	67,696	4,267,933	—	127,177
AllianzIM U.S. Equity Buffer20 Feb ETF	3,427,503	739,229	—	—	99,774	4,266,506	—	124,515
AllianzIM U.S. Equity Buffer20 Sep ETF	3,451,886	738,671	—	—	67,822	4,258,379	—	132,642
AllianzIM U.S. Equity Buffer20 Mar ETF	3,433,476	739,016	—	—	85,094	4,257,586	—	123,183
AllianzIM U.S. Equity Buffer20 Jan ETF	3,428,961	739,483	—	—	84,134	4,252,578	—	114,207
AllianzIM U.S. Equity Buffer20 Oct ETF	3,438,147	738,844	—	—	61,321	4,238,312	—	108,010
AllianzIM U.S. Equity Buffer20 Nov ETF	3,431,913	738,659	—	—	59,988	4,230,560	—	124,158
AllianzIM U.S. Equity Buffer20 May ETF	3,412,440	739,288	—	—	68,180	4,219,908	—	125,189
AllianzIM U.S. Equity Buffer20 Apr ETF	3,334,019	739,465	—	—	67,946	4,141,430	—	118,259
	$41,239,066	$8,868,622	$—	$—	$898,640	$51,006,328	$—	1,463,089

144

AIM ETF PRODUCTS TRUST
AllianzIM Buffer15 Uncapped Allocation ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 100.0%(a)(b)
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	327,538	$10,045,262
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	343,729	10,038,812
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	314,904	10,038,415
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	325,988	10,016,438
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	336,393	10,007,221
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	356,934	10,004,860
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	342,023	10,004,173
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	333,527	9,999,139
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	356,042	9,996,449
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	347,950	9,993,889
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	352,256	9,993,503
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	360,647	9,957,464
Total Affiliated Exchange-Traded Funds (Cost $113,533,051)		120,095,625

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Australia & New Zealand Banking Group Ltd., London, 2.980%, 2/02/26(c)	$18,139	18,139
Total Short-Term Investments (Cost $18,139)		18,139
Total Investments – 100.0% (Cost $113,551,190)		120,113,764
Other assets less liabilities – 0.0%*		(4,921)
Net Assets – 100.0%		$120,108,843

*	Rounds to less than 0.05%.
(a)	Affiliated investment.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

145

AIM ETF PRODUCTS TRUST
AllianzIM Buffer15 Uncapped Allocation ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM Buffer15 Uncapped Allocation ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

146

AIM ETF PRODUCTS TRUST
AllianzIM Buffer15 Uncapped Allocation ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM Buffer15 Uncapped Allocation ETF
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$120,095,625	$—	$—	$120,095,625
Short-Term Investments
Time Deposits	18,139	—	—	18,139
Total Assets	$120,113,764	$—	$—	$120,113,764

Investments in issuers considered to be affiliates of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Company	Value as of October 31, 2025	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of January 31, 2026	Dividend Income	Shares as of January 31, 2026
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	$7,262,795	$2,991,594	$(293,370)	$44,174	$40,069	$10,045,262	$ —	327,538
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	7,263,169	2,992,987	(294,203)	42,482	34,377	10,038,812	—	343,729
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	7,255,919	2,991,509	(293,172)	44,431	39,728	10,038,415	—	314,904
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	7,246,712	2,991,529	(292,782)	43,568	27,411	10,016,438	—	325,988
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	7,245,311	2,991,300	(292,959)	42,004	21,565	10,007,221	—	336,393
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	7,225,364	2,991,502	(292,018)	39,009	41,003	10,004,860	—	356,934
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	7,232,466	2,991,290	(292,535)	40,473	32,479	10,004,173	—	342,023
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	7,240,278	2,991,866	(292,561)	42,044	17,512	9,999,139	—	333,527
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	7,231,689	2,991,883	(292,253)	39,584	25,546	9,996,449	—	356,042
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	7,228,994	2,991,652	(292,506)	39,480	26,269	9,993,889	—	347,950
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	7,232,021	2,991,860	(292,295)	39,574	22,343	9,993,503	—	352,256
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	7,192,044	2,991,830	(290,387)	34,977	29,000	9,957,464	—	360,647
	$86,856,762	$35,900,802	$(3,511,041)	$491,800	$357,302	$120,095,625	$—	4,097,931

147

AIM ETF PRODUCTS TRUST
AllianzIM 6 Month Buffer10 Allocation ETF
Schedule of Investments
January 31, 2026 (unaudited)
	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 100.0%(a)(b)
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	236,929	$7,659,914
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	240,163	7,647,895
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	220,323	7,607,202
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	254,533	7,421,775
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	209,791	7,350,028
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	245,772	7,344,675
Total Affiliated Exchange-Traded Funds (Cost $41,621,580)		45,031,489

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 2/02/26(c)	$4,190	4,190
Total Short-Term Investments (Cost $4,190)		4,190
Total Investments – 100.0% (Cost $41,625,770)		45,035,679
Other assets less liabilities – 0.0%*		(1,846)
Net Assets – 100.0%		$45,033,833

*	Rounds to less than 0.05%.
(a)	Affiliated investment.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2026.

The accompanying notes are an integral part of the financial statements.

148

AIM ETF PRODUCTS TRUST
AllianzIM 6 Month Buffer10 Allocation ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited)
Investment Valuation
The AllianzIM 6 Month Buffer10 Allocation ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). As the valuation designee, the Adviser fair values the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

149

AIM ETF PRODUCTS TRUST
AllianzIM 6 Month Buffer10 Allocation ETF
Notes to Schedule of Investments
January 31, 2026 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2026:
AllianzIM 6 Month Buffer10 Allocation ETF
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$45,031,489	$—	$—	$45,031,489
Short-Term Investments
Time Deposits	4,190	—	—	4,190
Total Assets	$45,035,679	$—	$—	$45,035,679

Investments in issuers considered to be affiliates of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Company	Value as of October 31, 2025	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of January 31, 2026	Dividend Income	Shares as of January 31, 2026
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	$6,421,815	$1,027,348	$ —	$ —	$210,751	$7,659,914	$ —	236,929
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	6,455,916	1,027,927	—	—	164,052	7,647,895	—	240,163
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	6,396,584	1,026,443	—	—	184,175	7,607,202	—	220,323
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	6,256,920	1,027,483	—	—	137,372	7,421,775	—	254,533
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	6,178,495	1,027,935	—	—	143,598	7,350,028	—	209,791
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	6,185,821	1,028,477	—	—	130,377	7,344,675	—	245,772
	$37,895,551	$6,165,613	$—	$—	$970,325	$45,031,489	$—	1,407,511

150